Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-Based Compensation
Schedule of fair value assumptions for options

	July 1, 2014	April 2, 2015	July 16, 2015
Risk-free rate of return	3.18%	2.52%	2.96%
Contractual life of option	10 years	10 years	10 years
Estimated volatility rate	60.57%	58.86%	58.85%
Expected dividend yield	0%	0%	0%
Fair value of underlying ordinary shares	0.60	1.24	1.67

Summary of option activity

	Number of Options	Weighted Average Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value of Options
		RMB		RMB
Outstanding, as of January 1, 2016	15,066,100	3.64
Exercised	(789,480)	3.98
Forfeited	(294,277)	3.53

Outstanding, as of December 31, 2016	13,982,343	3.87	7.72	6.20

Vested and expected to vest as of December 31, 2016	13,688,427
Exercisable as of December 31, 2016	8,414,308

Summary of restricted share activity

	Number of Shares	Weighted Average Grant-date Fair Value
		RMB
Unvested, as of January 1, 2016	2,680,400	9.42
Granted	486,000	9.31
Forfeited	(180,000)	9.37
Vested	(873,467)	9.72

Unvested, as of December 31, 2016	2,112,933	9.97